Accounts Receivable, Net - Schedule of the Movement in the allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Balance at beginning of the year	¥ 15,770	$ 2,475	¥ 22,894		¥ 2,249
Adoption of ASC 326	5,684			$ 892
Provision for expected credit losses	121,731	19,102	44,695		61,687
Write-offs charged against the allowance	(101,202)	(15,881)	(44,096)		(41,042)
Recoveries during the year	(9,718)	(1,525)	(7,723)
Balance at end of the year	¥ 32,265	$ 5,063	¥ 15,770	$ 2,475	¥ 22,894